JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.3%
Aerospace & Defense — 0.7%
AAR Corp.	149	2,641
Maxar Technologies, Inc.	243	2,593
Moog, Inc., Class A (a)	23	1,185

		6,419

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. *	137	2,334
Hub Group, Inc., Class A *	41	1,873

		4,207

Auto Components — 1.0%
Gentherm, Inc. *	139	4,374
Stoneridge, Inc. *	248	4,156

		8,530

Banks — 7.7%
1st Source Corp.	40	1,294
Atlantic Union Bankshares Corp.	32	702
BancFirst Corp.	122	4,064
BancorpSouth Bank	163	3,092
BankFinancial Corp.	60	528
Banner Corp.	127	4,182
Brookline Bancorp, Inc. (a)	162	1,832
Cathay General Bancorp	64	1,466
Central Pacific Financial Corp.	198	3,155
Central Valley Community Bancorp	15	192
Columbia Banking System, Inc.	159	4,252
CVB Financial Corp.	264	5,293
Enterprise Financial Services Corp.	38	1,047
First Commonwealth Financial Corp.	267	2,439
First Community Bankshares, Inc.	18	412
First Hawaiian, Inc.	56	931
Flushing Financial Corp.	54	722
Great Western Bancorp, Inc.	20	401
Hope Bancorp, Inc.	130	1,072
IBERIABANK Corp.	23	843
Independent Bank Corp.	76	976
Independent Bank Corp.	9	547
Investors Bancorp, Inc.	179	1,432
National Bank Holdings Corp., Class A	15	356
PacWest Bancorp	44	780
People’s United Financial, Inc. (a)	89	981
South State Corp.	9	552
Trustmark Corp. (a)	400	9,323
UMB Financial Corp.	39	1,829
United Bankshares, Inc.	117	2,704
Webster Financial Corp.	38	872
West Bancorp, Inc.	26	423
Westamerica Bancorp (a)	147	8,654

		67,348

Biotechnology — 8.5%
ACADIA Pharmaceuticals, Inc. *	123	5,209
Aimmune Therapeutics, Inc. * (a)	79	1,141
Alector, Inc. *	32	769
AMAG Pharmaceuticals, Inc. * (a)	18	109
Amicus Therapeutics, Inc. *	258	2,381
Arena Pharmaceuticals, Inc. * (a)	78	3,296
Atara Biotherapeutics, Inc. *	199	1,695
Athenex, Inc. * (a)	194	1,498
Biohaven Pharmaceutical Holding Co. Ltd. * (a)	80	2,716
Black Diamond Therapeutics, Inc. *	73	1,816
Bluebird Bio, Inc. * (a)	14	632
Bridgebio Pharma, Inc. * (a)	64	1,856
Clovis Oncology, Inc. * (a)	254	1,616
CytomX Therapeutics, Inc. *	88	673
Eagle Pharmaceuticals, Inc. * (a)	22	1,009
Eiger BioPharmaceuticals, Inc. * (a)	208	1,416
Esperion Therapeutics, Inc. * (a)	28	867
Flexion Therapeutics, Inc. * (a)	79	619
Forty Seven, Inc. *	32	3,044
Global Blood Therapeutics, Inc. * (a)	66	3,382
Gritstone Oncology, Inc. * (a)	35	205
Homology Medicines, Inc. *	53	828
Intercept Pharmaceuticals, Inc. * (a)	38	2,374
La Jolla Pharmaceutical Co. * (a)	77	323
LogicBio Therapeutics, Inc. *	353	1,746
Mersana Therapeutics, Inc. *	389	2,269
Myriad Genetics, Inc. *	153	2,190
Principia Biopharma, Inc. * (a)	62	3,687
Protagonist Therapeutics, Inc. *	204	1,439
Puma Biotechnology, Inc. * (a)	60	510
REGENXBIO, Inc. * (a)	86	2,798
REVOLUTION Medicines, Inc. *	37	800
Sangamo Therapeutics, Inc. * (a)	53	338
Sarepta Therapeutics, Inc. * (a)	24	2,333
Seres Therapeutics, Inc. * (a)	925	3,303
Solid Biosciences, Inc. * (a)	82	195
Sutro Biopharma, Inc. *	32	327
Synlogic, Inc. *	167	288
TCR2 Therapeutics, Inc. * (a)	66	507
TG Therapeutics, Inc. * (a)	158	1,550
UroGen Pharma Ltd. * (a)	111	1,982
Vanda Pharmaceuticals, Inc. * (a)	131	1,353
Viela Bio, Inc. * (a)	77	2,918
Voyager Therapeutics, Inc. *	139	1,274
Xencor, Inc. * (a)	99	2,972
Y-mAbs Therapeutics, Inc. *	9	245

		74,498

Building Products — 1.3%
Builders FirstSource, Inc. *	294	3,592
CSW Industrials, Inc.	41	2,637
Masonite International Corp. *	85	4,019
Quanex Building Products Corp.	94	951

		11,199

Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	31	671
Brightsphere Investment Group, Inc.	48	304
Cowen, Inc., Class A	96	929
Donnelley Financial Solutions, Inc. *	88	465
Focus Financial Partners, Inc., Class A * (a)	86	1,967
Houlihan Lokey, Inc.	90	4,671
Moelis & Co., Class A (a)	19	531
Piper Sandler Cos.	8	410
Stifel Financial Corp.	82	3,399
Virtus Investment Partners, Inc.	10	746

		14,093

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Chemicals — 1.3%
FutureFuel Corp.	200	2,254
Minerals Technologies, Inc.	91	3,302
PolyOne Corp.	126	2,389
Stepan Co.	13	1,106
Trinseo SA	90	1,630
Tronox Holdings plc, Class A (a)	194	964

		11,645

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	137	3,345
ACCO Brands Corp.	721	3,641
Deluxe Corp.	79	2,047
Ennis, Inc. (a)	223	4,195
HNI Corp.	152	3,824
Quad/Graphics, Inc. (a)	304	767
Steelcase, Inc., Class A	158	1,559
VSE Corp.	1	23

		19,401

Communications Equipment — 0.4%
ADTRAN, Inc.	79	609
Extreme Networks, Inc. *	213	658
InterDigital, Inc. (a)	54	2,410
KVH Industries, Inc. *	37	345

		4,022

Construction & Engineering — 3.2%
Arcosa, Inc.	108	4,288
Comfort Systems USA, Inc.	83	3,034
EMCOR Group, Inc.	177	10,829
MasTec, Inc. *	152	4,988
MYR Group, Inc. *	79	2,064
Sterling Construction Co., Inc. *	121	1,146
Tutor Perini Corp. *	252	1,691

		28,040

Construction Materials — 0.0% (b)
US Concrete, Inc. *	20	363

Consumer Finance — 0.7%
Credit Acceptance Corp. * (a)	7	1,783
FirstCash, Inc. (a)	41	2,929
Green Dot Corp., Class A *	34	862
Nelnet, Inc., Class A	10	445

		6,019

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	87	1,058
Myers Industries, Inc.	80	861

		1,919

Distributors — 0.5%
Core-Mark Holding Co., Inc. (a)	144	4,123

Diversified Consumer Services — 0.6%
Houghton Mifflin Harcourt Co. *	410	772
K12, Inc. * (a)	245	4,613

		5,385

Diversified Telecommunication Services — 0.5%
Consolidated Communications Holdings, Inc.	943	4,293

Electric Utilities — 1.2%
IDACORP, Inc.	12	1,027
PNM Resources, Inc.	57	2,162
Portland General Electric Co.	125	5,979
Spark Energy, Inc., Class A (a)	201	1,261

		10,429

Electrical Equipment — 0.8%
Bloom Energy Corp., Class A * (a)	8	42
Generac Holdings, Inc. *	50	4,659
Powell Industries, Inc.	84	2,167

		6,868

Electronic Equipment, Instruments & Components — 3.1%
Bel Fuse, Inc., Class B	49	478
Benchmark Electronics, Inc.	184	3,687
Fabrinet (Thailand) *	74	4,014
Insight Enterprises, Inc. *	38	1,588
OSI Systems, Inc. * (a)	82	5,629
Sanmina Corp. *	147	4,018
ScanSource, Inc. *	133	2,851
Tech Data Corp. *	21	2,735
TTM Technologies, Inc. *	244	2,522

		27,522

Energy Equipment & Services — 0.5%
Matrix Service Co. *	376	3,562
NexTier Oilfield Solutions, Inc. *	960	1,123

		4,685

Entertainment — 0.2%
Eros International plc (India) * (a)	857	1,414

Equity Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	73	907
Agree Realty Corp.	19	1,170
Alexander & Baldwin, Inc. (a)	33	370
American Assets Trust, Inc.	205	5,132
Americold Realty Trust	160	5,452
Ashford Hospitality Trust, Inc.	291	215
CorEnergy Infrastructure Trust, Inc. (a)	22	402
CoreSite Realty Corp.	53	6,175
DiamondRock Hospitality Co.	552	2,805
Easterly Government Properties, Inc.	45	1,116
EastGroup Properties, Inc.	22	2,314
Equity LifeStyle Properties, Inc.	39	2,230
First Industrial Realty Trust, Inc.	148	4,918
Four Corners Property Trust, Inc.	22	406
GEO Group, Inc. (The)	249	3,029
Getty Realty Corp.	76	1,799
Gladstone Commercial Corp.	78	1,114
Hersha Hospitality Trust (a)	61	220
Highwoods Properties, Inc.	28	999
Lexington Realty Trust (a)	191	1,901
Mack-Cali Realty Corp.	68	1,036
Monmouth Real Estate Investment Corp.	16	198
New Senior Investment Group, Inc.	149	382
Pebblebrook Hotel Trust	123	1,339

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Physicians Realty Trust	113	1,571
Piedmont Office Realty Trust, Inc., Class A	125	2,202
PS Business Parks, Inc.	4	491
Retail Opportunity Investments Corp.	139	1,151
RLJ Lodging Trust	86	663
Ryman Hospitality Properties, Inc.	27	968
Saul Centers, Inc.	37	1,211
STAG Industrial, Inc.	40	901
Sunstone Hotel Investors, Inc.	508	4,428
UMH Properties, Inc.	26	281
Xenia Hotels & Resorts, Inc.	103	1,064

		60,560

Food Products — 2.1%
Darling Ingredients, Inc. * (a)	526	10,093
John B Sanfilippo & Son, Inc.	43	3,799
Sanderson Farms, Inc.	29	3,601
Seneca Foods Corp., Class A *	15	599

		18,092

Gas Utilities — 1.1%
New Jersey Resources Corp.	27	903
Northwest Natural Holding Co.	19	1,198
ONE Gas, Inc.	56	4,683
Southwest Gas Holdings, Inc.	38	2,671

		9,455

Health Care Equipment & Supplies — 4.1%
Accuray, Inc. *	490	931
AngioDynamics, Inc. *	226	2,359
Cutera, Inc. *	200	2,609
Integer Holdings Corp. *	104	6,566
Invacare Corp.	227	1,684
Lantheus Holdings, Inc. *	60	762
Meridian Bioscience, Inc. *	166	1,394
Natus Medical, Inc. *	133	3,079
NuVasive, Inc. *	103	5,232
Orthofix Medical, Inc. *	37	1,031
SeaSpine Holdings Corp. *	275	2,244
Sientra, Inc. *	840	1,671
Varex Imaging Corp. *	267	6,059

		35,621

Health Care Providers & Services — 3.7%
Community Health Systems, Inc. * (a)	1,090	3,642
Cross Country Healthcare, Inc. *	444	2,993
Magellan Health, Inc. *	215	10,329
Owens & Minor, Inc. (a)	390	3,570
Patterson Cos., Inc. (a)	225	3,436
Providence Service Corp. (The) *	34	1,877
Tenet Healthcare Corp. *	159	2,289
Triple-S Management Corp., Class B (Puerto Rico) * (a)	343	4,838

		32,974

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc. *	1,432	10,079
Evolent Health, Inc., Class A *	260	1,410
HealthStream, Inc. *	60	1,432

		12,921

Hotels, Restaurants & Leisure — 0.8%
Bloomin’ Brands, Inc. (a)	397	2,837
Boyd Gaming Corp.	107	1,540
Brinker International, Inc.	102	1,225
Marriott Vacations Worldwide Corp.	25	1,401
Red Lion Hotels Corp. * (a)	33	48

		7,051

Household Durables — 1.8%
Hamilton Beach Brands Holding Co., Class A	31	295
KB Home	250	4,531
Sonos, Inc. *	297	2,516
TRI Pointe Group, Inc. *	985	8,641

		15,983

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp. *	1,792	3,835
Clearway Energy, Inc. (a)	71	1,215

		5,050

Insurance — 1.3%
Ambac Financial Group, Inc. *	25	306
American Equity Investment Life Holding Co.	57	1,074
CNO Financial Group, Inc.	241	2,983
First American Financial Corp.	26	1,085
Kinsale Capital Group, Inc.	17	1,730
MBIA, Inc. *	45	323
Primerica, Inc.	45	4,004

		11,505

Interactive Media & Services — 0.6%
Cars.com, Inc. *	280	1,202
Yelp, Inc. *	219	3,956

		5,158

Internet & Direct Marketing Retail — 0.7%
Etsy, Inc. * (a)	19	723
Groupon, Inc. * (a)	389	381
Stamps.com, Inc. *	39	5,060

		6,164

IT Services — 2.8%
CACI International, Inc., Class A *	20	4,318
Euronet Worldwide, Inc. *	14	1,161
Evo Payments, Inc., Class A *	202	3,097
KBR, Inc.	60	1,247
NIC, Inc.	61	1,411
Perficient, Inc. *	251	6,812
Unisys Corp. * (a)	526	6,501

		24,547

Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp. * (a)	45	1,261
Fluidigm Corp. *	757	1,924
Medpace Holdings, Inc. *	66	4,841
Personalis, Inc. *	52	416

		8,442

Machinery — 2.4%
Astec Industries, Inc.	115	4,022
Douglas Dynamics, Inc.	132	4,682
Enerpac Tool Group Corp.	11	187
EnPro Industries, Inc.	37	1,476
Graham Corp.	27	345
Kadant, Inc. (a)	28	2,081
LB Foster Co., Class A *	17	213
Meritor, Inc. *	132	1,744
Wabash National Corp. (a)	937	6,766

		21,516

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media — 0.9%
Central European Media Enterprises Ltd., Class A (Czech Republic) *	563	1,763
comScore, Inc. *	427	1,204
Gannett Co., Inc.	95	140
Hemisphere Media Group, Inc. *	161	1,375
Sinclair Broadcast Group, Inc., Class A (a)	138	2,214
WideOpenWest, Inc. * (a)	335	1,596

		8,292

Metals & Mining — 1.1%
Century Aluminum Co. *	33	119
Commercial Metals Co.	98	1,544
Kaiser Aluminum Corp.	9	644
Warrior Met Coal, Inc.	203	2,159
Worthington Industries, Inc.	187	4,916

		9,382

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Blackstone Mortgage Trust, Inc., Class A (a)	227	4,221
Cherry Hill Mortgage Investment Corp.	5	33
Invesco Mortgage Capital, Inc.	85	291
KKR Real Estate Finance Trust, Inc. (a)	76	1,133
Ladder Capital Corp.	62	292
PennyMac Mortgage Investment Trust	61	652
Redwood Trust, Inc. (a)	42	213
TPG RE Finance Trust, Inc.	46	253
Two Harbors Investment Corp.	119	455

		7,543

Multiline Retail — 0.1%
Dillard’s, Inc., Class A (a)	21	757

Multi-Utilities — 0.2%
Black Hills Corp. (a)	26	1,671

Oil, Gas & Consumable Fuels — 1.3%
Arch Coal, Inc., Class A (a)	41	1,175
CVR Energy, Inc. (a)	14	236
Delek US Holdings, Inc. (a)	227	3,578
Dorian LPG Ltd. *	4	36
Green Plains, Inc. (a)	49	239
Peabody Energy Corp. (a)	48	138
Renewable Energy Group, Inc. * (a)	69	1,413
REX American Resources Corp. *	58	2,706
W&T Offshore, Inc. * (a)	924	1,570

		11,091

Paper & Forest Products — 1.1%
Boise Cascade Co.	146	3,478
Domtar Corp.	30	654
Louisiana-Pacific Corp.	163	2,794
PH Glatfelter Co.	29	353
Verso Corp., Class A *	187	2,113

		9,392

Personal Products — 0.3%
Edgewell Personal Care Co. *	35	842
Herbalife Nutrition Ltd. *	27	778
Medifast, Inc. (a)	10	619
USANA Health Sciences, Inc. * (a)	15	881

		3,120

Pharmaceuticals — 3.0%
Arvinas, Inc. *	3	118
Endo International plc *	633	2,341
Horizon Therapeutics plc *	164	4,865
Lannett Co., Inc. * (a)	465	3,228
Marinus Pharmaceuticals, Inc. * (a)	878	1,783
Menlo Therapeutics, Inc. *	65	173
MyoKardia, Inc. * (a)	91	4,243
Prestige Consumer Healthcare, Inc. * (a)	142	5,223
Reata Pharmaceuticals, Inc., Class A * (a)	30	4,333
resTORbio, Inc. *	52	53

		26,360

Professional Services — 2.3%
Barrett Business Services, Inc.	143	5,657
Heidrick & Struggles International, Inc.	18	396
Huron Consulting Group, Inc. *	159	7,193
Kforce, Inc.	105	2,677
Korn Ferry (a)	72	1,754
TrueBlue, Inc. *	194	2,480

		20,157

Road & Rail — 0.6%
ArcBest Corp.	243	4,258
Schneider National, Inc., Class B	38	742

		5,000

Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology, Inc. *	601	4,684
Cirrus Logic, Inc. *	35	2,307
MACOM Technology Solutions Holdings, Inc. *	156	2,955
NeoPhotonics Corp. *	195	1,414
Rambus, Inc. *	805	8,937
SunPower Corp. * (a)	630	3,195
Synaptics, Inc. * (a)	90	5,218
Veeco Instruments, Inc. *	199	1,907
Xperi Corp.	280	3,888

		34,505

Software — 4.7%
ACI Worldwide, Inc. *	380	9,183
Avaya Holdings Corp. * (a)	917	7,422
CommVault Systems, Inc. *	172	6,944
eGain Corp. *	51	372
MicroStrategy, Inc., Class A * (a)	13	1,541
Proofpoint, Inc. *	17	1,754
Qualys, Inc. *	25	2,155
Synchronoss Technologies, Inc. * (a)	1,069	3,260
Telenav, Inc. *	123	532
TiVo Corp.	1,096	7,763

		40,926

Specialty Retail — 2.2%
Barnes & Noble Education, Inc. *	537	730
Cato Corp. (The), Class A	149	1,587
Genesco, Inc. *	34	448
Haverty Furniture Cos., Inc. (a)	64	760
Hibbett Sports, Inc. * (a)	174	1,906

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Murphy USA, Inc. *	44	3,689
Office Depot, Inc.	1,084	1,777
Rent-A-Center, Inc.	52	735
Sleep Number Corp. *	161	3,089
Winmark Corp.	9	1,159
Zumiez, Inc. *	178	3,086

		18,966

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc. *	216	1,450

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. *	81	10,830
Fossil Group, Inc. * (a)	73	241

		11,071

Thrifts & Mortgage Finance — 3.2%
Capitol Federal Financial, Inc.	14	162
Essent Group Ltd.	166	4,367
First Defiance Financial Corp.	29	425
Meridian Bancorp, Inc.	392	4,393
MGIC Investment Corp.	305	1,936
NMI Holdings, Inc., Class A *	39	455
Northfield Bancorp, Inc.	369	4,126
Radian Group, Inc.	260	3,367
Washington Federal, Inc.	337	8,757

		27,988

Trading Companies & Distributors — 1.2%
BMC Stock Holdings, Inc. *	199	3,532
DXP Enterprises, Inc. *	88	1,077
MRC Global, Inc. *	270	1,148
NOW, Inc. * (a)	837	4,319
Veritiv Corp. * (a)	54	423

		10,499

Water Utilities — 0.7%
American States Water Co.	78	6,372

Wireless Telecommunication Services — 0.1%
Gogo, Inc. * (a)	282	597

TOTAL COMMON STOCKS (Cost $995,160)		852,600

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Alder Biopharmaceuticals, Inc. * ‡ (Cost $ — )	187	165

	Shares (000)
SHORT-TERM INVESTMENTS — 10.2%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (c) (d) (Cost $22,238)	22,245	22,247

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (c) (d)	51,014	51,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (c) (d)	16,219	16,219

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $67,235)		67,223

TOTAL SHORT-TERM INVESTMENTS (Cost $89,473)		89,470

Total Investments — 107.5% (Cost $1,084,633)		942,235
Liabilities in Excess of Other Assets — (7.5)%		(65,489)

Net Assets — 100.0%		876,746

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $63,260,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	197	06/2020	USD	11,325	875

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$942,070	$—	$165	$942,235

Appreciation in Other Financial Instruments
Futures Contracts (b)	$875	$—	$—	$875

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$38,896	$454,409	$471,050	$(16)	$8	$22,247	22,245	$402	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	106,032	125,001	179,999	(5)	(25)	51,004	51,014	1,272	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	25,260	309,838	318,879	—	—	16,219	16,219	261	—

Total	$170,188	$889,248	$969,928	$(21)	$(17)	$89,470		$1,935	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.